Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 15. Related Party Transactions
The Company’s Chief Executive Officer and founder has ownership interests in certain vendors providing services to the Company. These services purchased from these vendors include rent of office space and certain utilities and maintenance services related to the property on which the rented premises are located. Expenses and related payments to these vendors totaled $1.3 million and $1.5 million during the years ended December 31, 2021 and 2020, respectively. The Company owed these vendors $0.1 million and $0.2 million as of December 31, 2021 and 2020, respectively.
In addition, during 2021 and 2020 subsequent to deconsolidation of SummerBio (see Note 2), the Company entered into certain transactions with SummerBio. These transactions included purchases of
COVID-19
testing services for its employees for the total amount of $1.6 million and $0.1 million during the years ended December 31, 2021 and 2020, respectively, as well as providing its personnel to SummerBio to assist in SummerBio’s research and development efforts and thus generating income of $0.2 million during the year ended December 31, 2020, which was included as a reduction of the Company’s research
and

development expenses. Total amount due to SummerBio at December 31, 2021 and 2020 was $
0.1
 million and $
0.1
 million,

respectively, and total amount due from SummerBio at December 31, 2021 and 2020 was nil and $
0.2
 million, respectively.